INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE K - INCOME TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2014	2013
Current:
Federal (benefit)	$1,757,098	$(88,073)
State (benefit)	347,382	(15,737)
Deferred	331,399	1,707,403
	$2,435,879	$1,603,593

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2014		2013
	Amount	%	Amount	%

Income taxes at statutory rate	$3,076,856	34%	$2,122,650	34%
Tax-exempt income	(863,204)	(10)%	(797,167)	(13)%
Nondeductible expenses	238,638	3%	326,871	5%
State income tax, net of federal tax effect	215,803	2%	(10,386)	-
Tax credits	(337,716)	(4)%	-	-
Other, net	105,502	2%	(38,375)	-
	$2,435,879	27%	$1,603,593	26%

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$2,273,435	$1,980,194
Net operating loss carryover	2,615,552	1,313,501
Unrealized loss on available-for-sale securities	-	620,527
Other real estate	357,873	445,448
Other	1,200,419	668,313
	6,447,279	5,027,983
Deferred tax liabilities:
Securities accretion	(124,942)	(97,917)
Premises and equipment	(443,080)	(684,787)
Unrealized gain on available-for-sale securities	(932,473)	-
Core deposit intangible	(238,562)	(239,364)
Goodwill	(716,188)	(498,612)
	(2,455,245)	(1,520,680)
Net deferred tax asset, included in other assets	$3,992,034	$3,507,303

With the acquisition of Wiggins in 2006, Baldwin in 2013, and Bay in 2014, the Company assumed federal tax net operating loss carryovers. These net operating losses are available to the Company through the years 2023, 2033, and 2034, respectively.

The Company follows the guidance of ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2014, the Company had no uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2010.